Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000004014 | Petroleo Brasileiro
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004014 | Itau Unibanco Holding
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004014 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004014 | Grupo Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004014 | Vale
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004014 | Fomento Economico Mexicano
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004014 | Banco BTG Pactual
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004014 | Credicorp
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004014 | Cemex
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004014 | Cia de Saneamento Basico do Estado de Sao Paulo
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004014 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000004014 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000004014 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004014 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000004014 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000004014 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004014 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004014 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004014 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004014 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184319 | Petroleo Brasileiro
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000184319 | Itau Unibanco Holding
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000184319 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000184319 | Grupo Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000184319 | Vale
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000184319 | Fomento Economico Mexicano
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184319 | Banco BTG Pactual
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184319 | Credicorp
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184319 | Cemex
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184319 | Cia de Saneamento Basico do Estado de Sao Paulo
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000184319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000184319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000184319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000184319 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000184319 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000184319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184319 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184319 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225811 | Petroleo Brasileiro
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225811 | Itau Unibanco Holding
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225811 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225811 | Grupo Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225811 | Vale
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225811 | Fomento Economico Mexicano
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225811 | Banco BTG Pactual
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225811 | Credicorp
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225811 | Cemex
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225811 | Cia de Saneamento Basico do Estado de Sao Paulo
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000225811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000225811 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000225811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000225811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000225811 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225811 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225811 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%